Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Accumulated deficit	$ (44,326,158)			$ (36,350,281)				$ (44,326,158)		$ (36,350,281)	$ (21,215,257)
Negative working capital	5,894,301							5,894,301
Net loss	(2,526,273)	$ (3,034,568)	$ (2,415,036)	(3,966,722)	$ (3,489,326)	$ (3,386,421)	$ (3,421,792)	(7,975,878)	$ (10,297,539)	(14,264,261)	(14,792,886)
Allowance for current credit losses	6,574			2,892				6,574		2,892	123,513
Investment of amount	$ 2,571,429							$ 2,571,429
Federal deposit										250,000
FDIC indemnification asset, cash payments received										473,690	114,080
Allowance for doubtful accounts receivable				$ 89,725						$ 89,725	0
Finite-lived intangible asset, useful life				2 years						2 years
Advertising expenses										$ 181,473	$ 107,766
Convertible Debt Note [Member]
Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Beneficial conversion feature										$ 1,569,395
Trademarks [Member]
Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Finite-lived intangible asset, useful life				5 years						5 years